Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Comprehensive Income [Abstract]
Net Income		$ 1,828	$ 601	$ 3,588	$ 1,135	$ 4,286	$ 4,009
Accretion of net unrealized loss on securities transferred to held-to-maturity	[1]	10	9	19	15	27	175
Other comprehensive income (loss), before tax		3,405	1,820	(1,531)	3,820	4,157	(2,895)
Tax effect		(715)	(382)	321	(802)	(1,086)	755
Other comprehensive income (loss) , net of tax		2,690	1,438	(1,210)	3,018	3,071	(2,140)
Comprehensive income		4,518	2,039	2,378	4,153	7,357	1,869
Comprehensive (loss) income, attributable to noncontrolling interest		(13)	(6)	57	14	10	(22)
Comprehensive income attributable to Pathfinder Bancorp, Inc.		4,531	2,045	2,321	4,139	7,347	1,891
Retirement Plans:
Retirement plan net losses recognized in plan expenses		(59)	(84)	(117)	(168)
Retirement plan net losses recognized in plan expenses						335	171
Plan gains (losses) not recognized in plan expenses						255	(1,432)
Net unrealized gain (loss) on retirement plans						590	(1,261)
Unrealized holding gains (losses) on available-for-sale securities:
Unrealized holding (losses) gains arising during the period		4,393	1,759	760	3,748	3,869	(1,991)
Reclassification adjustment for net (gains) losses included in net income		(873)	(32)	(899)	(111)	(329)	182
Net unrealized gains (losses) on available-for-sale securities		3,520	1,727	(139)	3,637	3,540	(1,809)
Derivatives and hedging activities:
Unrealized holding losses arising during the period		(184)		(1,528)
Net unrealized losses on derivatives and hedging activities		(184)		(1,528)
Tax Effect Allocated to Each Component of Other Comprehensive Income (Loss)
Retirement plan net losses recognized in plan expenses		(12)	(18)	(24)	(37)
Unrealized holding gains (losses) on available-for-sale securities arising during the period		(923)	(369)	(160)	(785)	(1,010)	520
Reclassification adjustment for net gains (losses) included in net income		183	7	189	23	86	(48)
Unrealized losses on derivatives and hedging arising during the period		39		321
Accretion of net unrealized loss on securities transferred to held-to-maturity	[1]	(2)	(2)	(5)	(3)	(7)	(46)
Income tax effect related to other comprehensive income (loss)		$ (715)	$ (382)	$ 321	$ (802)	(1,086)	755
Retirement plan net losses recognized in plan expenses						(88)	(45)
Plan gains (losses) not recognized in plan expenses						$ (67)	$ 374

[1]	The accretion of the unrealized holding losses in accumulated other comprehensive loss at the date of transfer at September 30, 2013 partially offsets the amortization of the difference between the par value and the fair value of the investment securities at the date of transfer, and is an adjustment of yield.